Provisions, contingent liabilities and other liabilities - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions and contingent liabilities
Current provisions	$ 72,771	$ 68,172
Provision for closure of mining units and exploration projects at future value	296,200	$ 280,300
Period Used To Reflect Time Value Of Money For Provisions		23 years
Letter of credit	$ 121,400	$ 119,700
Annual risk free rate	2.28%
Increase (decrease) through transfers and other changes, other provisions	$ 41,100
Bottom of range [member]
Provisions and contingent liabilities
Discount rate used to reflect time value of money for provisions	1.79%	1.98%
Period Used To Reflect Time Value Of Money For Provisions	1 year	1 year
Top of range [member]
Provisions and contingent liabilities
Discount rate used to reflect time value of money for provisions	3.12%	4.74%
Period Used To Reflect Time Value Of Money For Provisions	22 years
Provision for remediation and mine closure [Member]
Provisions and contingent liabilities
Other non-current provisions	$ 195,900	$ 131,888	$ 156,859	$ 153,313
Future value of non current provisions	374,400	$ 374,400	$ 374,400
Annual risk free rate		2.99%	2.73%
Increase (decrease) through transfers and other changes, other provisions	41,130	$ (32,017)	$ (3,710)
Provision for royalties and mining tax [Member]
Provisions and contingent liabilities
Interest and penalties associated with disputed mining royalties		70,000
Interest and penalties associated with income tax related to disputed mining royalties	42,100	41,100
Interest and penalties associated with ITAN	6,700	9,800
Interest and penalties associated with SRF	1,900
Interest and penalties associated with special mining tax		50,800
Net asset tax included in provisions	12,100	19,600
La Joya [Member] | Irrigation Project [Member] | Provision for social commitments [Member]
Provisions and contingent liabilities
Other provisions	4,400
Alata-Congata Road [Member] | Repaving Project [Member] | Provision for social commitments [Member]
Provisions and contingent liabilities
Other provisions	6,300
Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Current provisions	90,940	41,154
Provision for closure of mining units and exploration projects	1,608,380	1,294,464	1,234,731		$ 1,012,888
Other provisions	2,484	2,785
Non-current provisions	1,587,856	1,293,149
Increase in reclamation liability	301,000	44,000	206,000
Increase in recorded asset retirement cost	159,000	27,200	97,000
Non-cash charge to reclamation expense	$ 142,000	$ 16,300	$ 124,100
Minera Yanacocha SRL and subsidiary [Member] | Bottom of range [member]
Provisions and contingent liabilities
Discount rates used in the calculation of the provision	0.20%	0.20%	0.20%
Minera Yanacocha SRL and subsidiary [Member] | Top of range [member]
Provisions and contingent liabilities
Discount rates used in the calculation of the provision	0.30%	0.30%	0.30%
Sociedad Minera Cerro Verde Saa [Member]
Provisions and contingent liabilities
Other non-current provisions	$ 278,419	$ 342,331
Sociedad Minera Cerro Verde Saa [Member] | Provision for social commitments [Member]
Provisions and contingent liabilities
Other non-current provisions	3,046	8,111
Sociedad Minera Cerro Verde Saa [Member] | Provision for remediation and mine closure [Member]
Provisions and contingent liabilities
Other non-current provisions	195,659	131,888
Sociedad Minera Cerro Verde Saa [Member] | Provision for royalties and mining tax [Member]
Provisions and contingent liabilities
Other non-current provisions	62,797	$ 191,299
Sociedad Minera Cerro Verde Saa [Member] | Ministry of Energy and Mines [Member]
Provisions and contingent liabilities
Letter of credit	51,000
INGEMMET
Provisions and contingent liabilities
Fines and penalties	6,800
INGEMMET | Sociedad Minera Cerro Verde Saa [Member] | Services and freight not invoiced
Provisions and contingent liabilities
Current provisions	20,900
Fines and penalties	$ 7,000